Transfers of financial assets and variable interest entities (Tables)	12 Months Ended
Dec. 31, 2015
Securitizations
Securitizations
in	2015	2014	2013
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	7	4
Proceeds from transfer of assets	9,813	5,335	5,574
Cash received on interests that continue to be held	148	102	70
RMBS
Net gain/(loss) [1]	5	13	(8)
Proceeds from transfer of assets	20,062	22,728	24,523
Purchases of previously transferred financial assets or its underlying collateral	(1)	(4)	(10)
Servicing fees	3	2	4
Cash received on interests that continue to be held	457	444	486
Other asset-backed financings
Net gain [1]	24	29	15
Proceeds from transfer of assets	1,740	1,819	915
Purchases of previously transferred financial assets or its underlying collateral [2]	0	0	(213)
Cash received on interests that continue to be held	3	17	633
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral are the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2015	2014
CHF million
CMBS
Principal amount outstanding	40,625	41,216
Total assets of SPE	56,118	53,354
RMBS
Principal amount outstanding	54,164	49,884
Total assets of SPE	55,833	50,017
Other asset-backed financings
Principal amount outstanding	21,653	26,176
Total assets of SPE	22,787	26,176
Principal amount outstanding relates to assets transferred from the Group and does not include principal amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2015							2014							2013
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			1,512				2,110			1,341				4,023			633				2,993
of which level 2			1,442				1,695			1,242				3,791			476				2,879
of which level 3			70				415			100				232			156				114
Weighted-average life, in years			8.2				9.0			4.1				7.7			7.3				7.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.1	–	30.1			–	[2]	1.5	–	23.0			–	[2]	2.0	–	31.0
Cash flow discount rate (rate per annum), in % [3]	1.7	–	7.2		1.7	–	33.7	1.0	–	11.0		1.9	–	17.8	1.6	–	11.6		0.0	–	45.9
Expected credit losses (rate per annum), in %	0.7	–	5.9		0.5	–	15.9	1.0	–	2.2		0.4	–	15.3	0.0	–	7.5		0.0	–	45.8
Transfers of assets in which the Group does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2015											2014
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,007				2,274			56				1,168				2,394			212
of which non-investment grade			73				581			55				79				246			146
Weighted-average life, in years			6.7				9.7			2.5				5.6				7.8			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	37.1			–				–		1.0	–	36.6			–
Impact on fair value from 10% adverse change			–				(30.5)			–				–				(29.2)			–
Impact on fair value from 20% adverse change			–				(57.6)			–				–				(56.4)			–
Cash flow discount rate (rate per annum), in % [4]	2.1	–	13.3		1.5	–	35.5	5.7	–	21.2		1.6	–	22.3		1.7	–	44.0	0.3	–	21.2
Impact on fair value from 10% adverse change			(18.1)				(63.1)			(0.7)				(14.0)				(43.8)			(1.2)
Impact on fair value from 20% adverse change			(35.6)				(122.5)			(1.5)				(27.4)				(85.3)			(2.4)
Expected credit losses (rate per annum), in %	0.9	–	12.7		1.3	–	34.3	0.2	–	14.2		1.0	–	22.2		0.0	–	41.7	1.4	–	13.1
Impact on fair value from 10% adverse change			(8.0)				(32.3)			(0.7)				(7.1)				(25.3)			(0.4)
Impact on fair value from 20% adverse change			(15.9)				(63.2)			(1.5)				(14.0)				(49.4)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2015	2014
CHF million
CMBS
Other assets	0	26
Liability to SPE, included in Other liabilities	0	(26)
RMBS
Other assets	266	0
Liability to SPE, included in Other liabilities	(266)	0
Other asset-backed financings
Trading assets	155	138
Other assets	122	252
Liability to SPE, included in Other liabilities	(277)	(390)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2015 (CHF million)
Sales with total return swaps	395	397	398	7		7
Sales with longevity swaps	308	378	375	546		–
Total transactions outstanding	703	775	773	553	[2]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 Gross derivative assets of CHF 7 million and CHF 546 million included in equity/index-related products and other products, respectively, as disclosed in Note 32 – Derivatives and hedging activities.
3 Gross derivative liabilities of CHF 7 million included in equity/index-related products, as disclosed in Note 32 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2015
CHF billion
Government debt securities	21.1
Corporate debt securities	15.2
Asset-backed securities	21.6
Equity securities	0.1
Other	0.1
Securities sold under repurchase agreements	58.1
Government debt securities	3.1
Corporate debt securities	0.4
Equity securities	8.2
Other	0.3
Securities lending transactions	12.0
Government debt securities	0.5
Corporate debt securities	0.1
Equity securities	27.9
Obligation to return securities received as collateral, at fair value	28.5
Total	98.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31–90 days	More than 90 days	Total
2015 (CHF billion)
Securities sold under repurchase agreements	7.7		29.9		8.1	12.4	58.1
Securities lending transactions	6.0		3.6		1.8	0.6	12.0
Obligation to return securities received as collateral, at fair value	26.2		2.3		0.0	0.0	28.5
Total	39.9		35.8		9.9	13.0	98.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Group was the primary beneficiary
			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2015 (CHF million)
Cash and due from banks	1,351	0	21	9	93	219	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53	0	0	0	0	53
Trading assets	283	49	0	941	1,001	98	2,372
Investment securities	0	0	1,009	0	0	0	1,009
Other investments	0	0	0	0	1,553	433	1,986
Net loans	0	0	0	0	27	1,285	1,312
Premises and equipment	0	0	0	0	327	0	327
Other assets	10,839	123	1,671	0	83	1,735	14,451
of which loans held-for-sale	10,790	0	469	0	16	0	11,275
Total assets of consolidated VIEs	12,473	225	2,701	950	3,084	3,770	23,203
Trading liabilities	8	0	0	0	18	1	27
Short-term borrowings	0	0	81	0	0	0	81
Long-term debt	12,428	0	2,128	125	136	9	14,826
Other liabilities	51	3	3	1	135	643	836
Total liabilities of consolidated VIEs	12,487	3	2,212	126	289	653	15,770
2014 (CHF million)
Cash and due from banks	1,122	0	16	187	109	59	1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	660	0	0	0	0	660
Trading assets	615	57	250	1,715	867	757	4,261
Other investments	0	0	0	30	1,651	424	2,105
Net loans	0	12	0	0	24	209	245
Premises and equipment	0	0	0	0	452	0	452
Other assets	8,726	262	4,741	3	197	2,205	16,134
of which loans held-for-sale	8,689	0	3,500	0	24	356	12,569
Total assets of consolidated VIEs	10,463	991	5,007	1,935	3,300	3,654	25,350
Customer deposits	0	0	0	0	0	3	3
Trading liabilities	6	0	0	0	23	6	35
Short-term borrowings	0	9,384	0	0	0	0	9,384
Long-term debt	10,318	18	2,418	216	99	383	13,452
Other liabilities	27	29	573	124	146	829	1,728
Total liabilities of consolidated VIEs	10,351	9,431	2,991	340	268	1,221	24,602

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO	Securi- tizations		Funds	Loans		Other	Total
2015 (CHF million)
Trading assets	90	6,021		871	425		8	7,415
Net loans	36	1,508		2,734	5,053		1,723	11,054
Other assets	0	11		13	0		161	185
Total variable interest assets	126	7,540		3,618	5,478		1,892	18,654
Maximum exposure to loss	126	12,986		3,618	11,866		2,570	31,166
Non-consolidated VIE assets	6,590	113,530		54,112	41,824		36,865	252,921
2014 (CHF million)
Trading assets	179	5,009		1,201	494		625	7,508
Net loans	211	2,307	[1]	3,213	5,482	[1]	1,544	12,757	[1]
Other assets	0	4		20	0		189	213
Total variable interest assets	390	7,320	[1]	4,434	5,976	[1]	2,358	20,478	[1]
Maximum exposure to loss	752	12,830	[1]	4,589	11,157	[1]	2,358	31,686	[1]
Non-consolidated VIE assets	8,604	120,243	[1]	56,413	45,268	[1]	23,360	253,888	[1]
1 Prior period has been corrected.

Bank
Securitizations
Securitizations
in	2015	2014	2013
Gains and cash flows (CHF million)
CMBS
Net gain [1]	1	7	4
Proceeds from transfer of assets	9,813	5,335	5,574
Cash received on interests that continue to be held	148	102	70
RMBS
Net gain/(loss) [1]	5	13	(8)
Proceeds from transfer of assets	20,062	22,728	24,523
Purchases of previously transferred financial assets or its underlying collateral	(1)	(4)	(10)
Servicing fees	3	2	4
Cash received on interests that continue to be held	457	444	486
Other asset-backed financings
Net gain [1]	24	29	15
Proceeds from transfer of assets	1,740	1,819	915
Purchases of previously transferred financial assets or its underlying collateral [2]	0	0	(213)
Cash received on interests that continue to be held	3	17	633
1
Includes underwriting revenues, deferred origination fees, gains or losses on the sale of collateral to the SPE and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization. The gains or losses on the sale of the collateral is the difference between the fair value on the day prior to the securitization pricing date and the sale price of the loans.

2 Represents market making activity and voluntary repurchases at fair value where no repurchase obligations were present.

Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
Principal amounts outstanding and total assets of SPEs resulting from continuing involvement
end of	2015	2014
CHF million
CMBS
Principal amount outstanding	40,625	41,216
Total assets of SPE	56,118	53,354
RMBS
Principal amount outstanding	54,164	49,884
Total assets of SPE	55,833	50,017
Other asset-backed financings
Principal amount outstanding	21,653	26,176
Total assets of SPE	22,787	26,176
Principal amount outstanding relates to assets transferred from the Bank and does not include principle amounts for assets transferred from third parties.

Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
Key economic assumptions used in measuring fair value of beneficial interests at time of transfer
at time of transfer, in	2015							2014							2013
			CMBS				RMBS			CMBS				RMBS			CMBS				RMBS
CHF million, except where indicated
Fair value of beneficial interests			1,512				2,110			1,341				4,023			633				2,993
of which level 2			1,442				1,695			1,242				3,791			476				2,879
of which level 3			70				415			100				232			156				114
Weighted-average life, in years			8.2				9.0			4.1				7.7			7.3				7.7
Prepayment speed assumption (rate per annum), in % [1]			–	[2]	1.1	–	30.1			–	[2]	1.5	–	23.0			–	[2]	2.0	–	31.0
Cash flow discount rate (rate per annum), in % [3]	1.7	–	7.2		1.7	–	33.7	1.0	–	11.0		1.9	–	17.8	1.6	–	11.6		0.0	–	45.9
Expected credit losses (rate per annum), in %	0.7	–	5.9		0.5	–	15.9	1.0	–	2.2		0.4	–	15.3	0.0	–	7.5		0.0	–	45.8
Transfers of assets in which the Bank does not have beneficial interests are not included in this table.
1
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

2 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
3 The rate was based on the weighted-average yield on the beneficial interests.

Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
Key economic assumptions used in measuring fair value of beneficial interests held in SPEs
end of	2015											2014
			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]			CMBS	[1]			RMBS			Other asset- backed financing activities	[2]
CHF million, except where indicated
Fair value of beneficial interests			1,007				2,274			56				1,168				2,394			212
of which non-investment grade			73				581			55				79				246			146
Weighted-average life, in years			6.7				9.7			2.5				5.6				7.8			3.6
Prepayment speed assumption (rate per annum), in % [3]			–		1.0	–	37.1			–				–		1.0	–	36.6			–
Impact on fair value from 10% adverse change			–				(30.5)			–				–				(29.2)			–
Impact on fair value from 20% adverse change			–				(57.6)			–				–				(56.4)			–
Cash flow discount rate (rate per annum), in % [4]	2.1	–	13.3		1.5	–	35.5	5.7	–	21.2		1.6	–	22.3		1.7	–	44.0	0.3	–	21.2
Impact on fair value from 10% adverse change			(18.1)				(63.1)			(0.7)				(14.0)				(43.8)			(1.2)
Impact on fair value from 20% adverse change			(35.6)				(122.5)			(1.5)				(27.4)				(85.3)			(2.4)
Expected credit losses (rate per annum), in %	0.9	–	12.7		1.3	–	34.3	0.2	–	14.2		1.0	–	22.2		0.0	–	41.7	1.4	–	13.1
Impact on fair value from 10% adverse change			(8.0)				(32.3)			(0.7)				(7.1)				(25.3)			(0.4)
Impact on fair value from 20% adverse change			(15.9)				(63.2)			(1.5)				(14.0)				(49.4)			(0.7)
1 To deter prepayment, commercial mortgage loans typically have prepayment protection in the form of prepayment lockouts and yield maintenances.
2 CDOs within this category are generally structured to be protected from prepayment risk.
3
Prepayment speed assumption (PSA) is an industry standard prepayment speed metric used for projecting prepayments over the life of a residential mortgage loan. PSA utilizes the constant prepayment rate (CPR) assumptions. A 100% prepayment assumption assumes a prepayment rate of 0.2% per annum of the outstanding principal balance of mortgage loans in the first month. This increases by 0.2 percentage points thereafter during the term of the mortgage loan, leveling off to a CPR of 6% per annum beginning in the 30th month and each month thereafter during the term of the mortgage loan. 100 PSA equals 6 CPR.

4 The rate was based on the weighted-average yield on the beneficial interests.

Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	2015	2014
CHF million
CMBS
Other assets	0	26
Liability to SPE, included in Other liabilities	0	(26)
RMBS
Other assets	266	0
Liability to SPE, included in Other liabilities	(266)	0
Other asset-backed financings
Trading assets	155	138
Other assets	122	252
Liability to SPE, included in Other liabilities	(277)	(390)

Transfer of financial assets accounted for as sales
Transfer of financial assets accounted for as sales – by transaction type
	at date of derecognition		end of
	Carrying amount derecognized	Gross cash proceeds received for assets derecognized	Fair value of transferred assets	Gross derivative assets recorded	[1]	Gross derivative liabilities recorded	[1]
2015 (CHF million)
Sales with total return swaps	395	397	398	7		7
Sales with longevity swaps	308	378	375	546		–
Total transactions outstanding	703	775	773	553	[2]	7	[3]
1 Balances presented on a gross basis, before application of counterparty and cash collateral netting.
2 Gross derivative assets of CHF 7 million and CHF 546 million included in equity/index-related products and other products, respectively, as disclosed in Note 31 – Derivatives and hedging activities.
3 Gross derivative liabilities of CHF 7 million in equity/index-related products, as disclosed in Note 31 – Derivatives and hedging activities.

Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	2015
CHF billion
Government debt securities	21.1
Corporate debt securities	15.2
Asset-backed securities	21.6
Equity securities	0.1
Other	0.1
Securities sold under repurchase agreements	58.1
Government debt securities	3.1
Corporate debt securities	0.4
Equity securities	8.2
Other	0.3
Securities lending transactions	12.0
Government debt securities	0.5
Corporate debt securities	0.1
Equity securities	27.9
Obligation to return securities received as collateral, at fair value	28.5
Total	98.6
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
			Remaining contractual maturities
end of	On demand	[1]	Up to 30 days	[2]	31-90 days	More than 90 days	Total
2015 (CHF billion)
Securities sold under repurchase agreements	7.7		29.9		8.1	12.4	58.1
Securities lending transactions	6.0		3.6		1.8	0.6	12.0
Obligation to return securities received as collateral, at fair value	26.2		2.3		0.0	0.0	28.5
Total	39.9		35.8		9.9	13.0	98.6
1 Includes contracts with no contractual maturity that may contain termination arrangements subject to a notice period.
2 Includes overnight transactions.

Consolidated VIEs in which the Group was primary beneficiary
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
2015 (CHF million)
Cash and due from banks	1,351	0	21	9	93	219	1,693
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	53	0	0	0	0	53
Trading assets	283	49	0	941	1,001	98	2,372
Investment securities	0	0	1,009	0	0	0	1,009
Other investments	0	0	0	0	1,553	433	1,986
Net loans	0	0	0	0	27	1,285	1,312
Premises and equipment	0	0	0	0	299	0	299
Other assets	10,839	123	1,671	0	82	1,735	14,450
of which loans held-for-sale	10,790	0	469	0	16	0	11,275
Total assets of consolidated VIEs	12,473	225	2,701	950	3,055	3,770	23,174
Trading liabilities	8	0	0	0	18	1	27
Short-term borrowings	0	0	81	0	0	0	81
Long-term debt	12,428	0	2,128	125	136	9	14,826
Other liabilities	51	3	3	1	134	643	835
Total liabilities of consolidated VIEs	12,487	3	2,212	126	288	653	15,769
2014 (CHF million)
Cash and due from banks	1,122	0	16	187	109	59	1,493
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	660	0	0	0	0	660
Trading assets	615	57	250	1,715	867	757	4,261
Other investments	0	0	0	30	1,651	424	2,105
Net loans	0	12	0	0	24	209	245
Premises and equipment	0	0	0	0	422	0	422
Other assets	8,726	262	4,741	3	195	2,205	16,132
of which loans held-for-sale	8,689	0	3,500	0	24	356	12,569
Total assets of consolidated VIEs	10,463	991	5,007	1,935	3,268	3,654	25,318
Customer deposits	0	0	0	0	0	3	3
Trading liabilities	6	0	0	0	23	6	35
Short-term borrowings	0	9,384	0	0	0	0	9,384
Long-term debt	10,318	18	2,418	216	99	383	13,452
Other liabilities	27	29	573	124	146	828	1,727
Total liabilities of consolidated VIEs	10,351	9,431	2,991	340	268	1,220	24,601

Non-consolidated VIEs
Non-consolidated VIEs
		Financial intermediation
end of	CDO	Securi- tizations		Funds	Loans		Other	Total
2015 (CHF million)
Trading assets	90	6,021		871	425		8	7,415
Net loans	36	1,508		2,634	5,053		1,723	10,954
Other assets	0	11		13	0		161	185
Total variable interest assets	126	7,540		3,518	5,478		1,892	18,554
Maximum exposure to loss	126	12,986		3,518	11,866		2,570	31,066
Non-consolidated VIE assets	6,590	113,530		54,112	41,824		11,463	227,519
2014 (CHF million)
Trading assets	179	5,009		1,201	494		625	7,508
Net loans	211	2,307	[1]	3,113	5,482	[1]	1,544	12,657	[1]
Other assets	0	4		20	0		189	213
Total variable interest assets	390	7,320	[1]	4,334	5,976	[1]	2,358	20,378	[1]
Maximum exposure to loss	752	12,830	[1]	4,489	11,157	[1]	2,358	31,586	[1]
Non-consolidated VIE assets	8,604	120,243	[1]	56,413	45,268	[1]	12,170	242,698	[1]
1 Prior period has been corrected.